Jacob Discovery Fund
Schedule of Investments (+)
May 31, 2023 (Unaudited)

Shares			Value
		COMMON STOCKS - 99.0%
		Advertising - 1.2%
388,600		IZEA Worldwide, Inc. *	293,315
		Biological Products (No Diagnostic Substances) - 1.6%
1,760		Krystal Biotech, Inc. *	207,416
257,700		Precision BioSciences, Inc. *	190,698
			398,114
		Business Services - 5.9%
556,100		comScore, Inc. *	500,490
71,654		OptimizeRx Corp. *	1,006,022
			1,506,512
		Calculating & Accounting Machines (No Electronic Computers) - 2.6%
106,325		Cantaloupe, Inc. *	653,899
		Communications Equipment - 3.1%
251,121		Powerfleet, Inc. *	786,009
		Computer Communications Equipment - 5.4%
311,679		Lantronix, Inc. *	1,380,738
		Computer Peripheral Equipment - 6.8%
139,555		Identiv, Inc. *	1,014,565
94,182		Immersion Corp.	666,809
460		Impinj, Inc. *	47,076
			1,728,450
		Computer Processing & Data Preparation - 5.3%
167,512		Park City Group, Inc.	1,345,121
		Computer Programming Services - 0.5%
3,458,760		Scout Gaming Group AB (SEK) *	124,303
		Computer Programming, Data Processing, Etc. - 2.0%
119,000		Nextdoor Holdings, Inc. *	293,930
100,000		TrueCar, Inc. *	226,000
			519,930
		Electric Services - 1.5%
95,267		Transphorm, Inc. *	374,399
		Functions Related to Depository Banking - 3.0%
379,100		Usio, Inc. *	769,573
		Gold and Silver Ores - 2.0%
914,300		Solitario Zinc Corp. *	513,105
		Help Supply Services - 4.4%
57,628		Hudson Global, Inc. *	1,118,559
		Industrial Organic Chemicals - 1.2%
138,875		Codexis, Inc. *	306,914
		Medical Laboratories - 3.3%
68,209		Celcuity, Inc. *	736,998
42,825		DermTech, Inc. *	101,924
			838,922
		Metal Mining - 1.8%
299,950		Western Copper & Gold Corp. *^	455,924
		Mining & Quarrying of Nonmetallic Mineral (No Fuels) - 1.6%
524,480		Azimut Exploration, Inc. *^	419,138
		Motion Picture & Video Tape Production - 6.3%
625,135		Thunderbird Entertainment Group, Inc. *^	1,612,848
		Nonstore Retailers - 1.7%
90,350		Rover Group, Inc. *	420,128
		Pharmaceutical Preparations - 18.8%
9,170		Arcturus Therapeutics Holdings, Inc. *	250,708
317,500		Columbia Care, Inc. *	146,876
213,730		DiaMedica Therapeutics, Inc. *	583,483
59,411		Harrow Health, Inc. *	1,120,491
124,960		Heron Therapeutics, Inc. *	142,454
30,985		Ideaya Biosciences, Inc. *	707,697
313,100		NeuBase Therapeutics, Inc. *	55,763
88,168		Omeros Corp. *	546,642
120,775		Tela Bio, Inc. *	1,223,451
			4,777,565
		Prepackaged Software - 7.1%
150,000		DouYu International Holdings Ltd. - ADR *^	144,810
69,336		Inspired Entertainment, Inc. *	951,983
291,550		Porch Group, Inc. *	411,086
284,440		WM Technology, Inc. *	290,129
			1,798,008
		Real Estate - 0.1%
21,474		Leju Holdings Ltd. - ADR *^	36,721
		Semiconductors & Related Devices - 2.3%
64,800		Atomera, Inc. *	594,864
		State Commerical Banks - 1.9%
175,000		BM Technologies, Inc. *	493,500
		Surgical & Medical Instruments & Apparatus - 7.6%
81,200		Alphatec Holdings, Inc. *	1,230,992
237,940		CytoSorbents Corp. *	706,682
			1,937,674
		TOTAL COMMON STOCKS (Cost $37,274,422)	25,204,233

		PREFERRED STOCK - 0.1%
		Advertising Agencies - 0.1%
368,541		SRAX, Inc. *	15,110
		TOTAL PREFERRED STOCK (Cost $18,017)	15,110

		MONEY MARKET FUND - 1.4%
362,060		First American Government Obligations Fund - Class X, 4.97%(a)	362,060
		TOTAL MONEY MARKET FUND (Cost $362,060)	362,060

		TOTAL INVESTMENTS (Cost $37,654,499) - 100.5%	25,581,403
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(132,065)
		TOTAL NET ASSETS - 100.0%	$25,449,338

	(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.
	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	ADR	American Depositary Receipt.
	(SEK)	Security denominated in Swedish Krona. Value translated into U.S. Dollars.
	(a)	7-day yield.

Jacob Discovery Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Discovery Fund (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors (the "Board"), taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce an investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgement of the Adviser does not represent the security's fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under valuation procedures approved by the Board.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2023:

	Level 1	Level 2		Level 3	Total
Common Stocks
Pharmaceutical Preparations	$4,777,565	$-		$-	$4,777,565
Surgical & Medical Instruments & Apparatus	1,937,674	-		-	1,937,674
Prepackaged Software	1,798,008	-		-	1,798,008
Computer Peripheral Equipment	1,728,450	-		-	1,728,450
Motion Picture & Video Tape Production	1,612,848	-		-	1,612,848
Business Services	1,506,512	-		-	1,506,512
Computer Communications Equipment	1,380,738	-		-	1,380,738
Computer Processing & Data Preparation	1,345,122	-		-	1,345,122
Help Supply Services	1,118,559	-		-	1,118,559
Medical Laboratories	838,922	-		-	838,922
Communications Equipment	786,009	-		-	786,009
Functions Related to Depository Banking	769,573	-		-	769,573
Calculating & Accounting Machines (No Electronic Computers)	653,899	-		-	653,899
Semiconductors and Related Devices	594,864	-		-	594,864
Computer Programming, Data Processing, Etc.	519,930	-		-	519,930
Gold and Silver Ores	513,105	-		-	513,105
State Commercial Banks	493,500	-		-	493,500
Metal Mining	455,924	-		-	455,924
Nonstore Retailers	420,127	-		-	420,127
Mining & Quarrying of Nonmetallic Minerals (No Fuels)		419,138	(a)	-	419,138
Biological Products (No Diagnostic Substances)	398,114	-		-	398,114
Electric Services	374,399	-		-	374,399
Industrial Organic Chemicals	306,914	-		-	306,914
Advertising	293,315	-		-	293,315
Computer Programming Services	124,303	-		-	124,303
Real Estate	36,721	-		-	36,721
Total Common Stocks	24,785,095	419,138		-	25,204,233

Preferred Stocks
Advertising Agencies	-	-		15,110	15,110

Short Term Investment
Money Market Fund	362,060	-		-	362,060

Total Investments in Securities	$25,147,155	$419,138		$15,110	$25,581,403

(a) Certain non-U.S. dollar denominated securities use systematic fair valuation.

The following is a reconciliation of Level 3 investments for the period from September 1, 2022 to May 31, 2023:

	Preferred Stocks
Beginning Balance – September 1, 2022	$44,520
Acquisitions	0
Change in unrealized appreciation/depreciation	(29,410)
Ending Balance – May 31, 2023	$15,110
Change in unrealized appreciation/deprecation on investments still held at May 31, 2023	$(29,410)

The Discovery Fund received preferred shares of SRAX, Inc. (the “Company”) as part of a corporate action spin off from the parent security, SRAX, Inc. – common stock on September 28, 2021. The corporate action noted that the preferred shares will hold approximately $6.5 million worth of Sequire client stock, the Company’s SasS data platform. During the period ended May 31, 2023, the Adviser determined the fair value of the preferred shares of SRAX, Inc. considering available information including the percentage of cost factor transferred to the preferred shares, underlying value of the positions, and disclosures made by the Company in its financial reporting. The preferred shares of SRAX, Inc. are non-transferable and non-tradable.